PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Receivable from disposal of property, plant and equipment	$ 35,298,500	$ 0
Refundable deposits	8,176,247	4,124,928
EPC Warranty reimbursement receivables	196,322	183,941
Others	2,417,974	2,491,414
Total prepaid expenses and other current assets	46,089,043	6,800,283
Allowance for credit losses	(1,262,709)	(729,629)
Total prepaid expenses and other current assets	$ 44,826,334	$ 6,070,654